Group assets and liabilities - Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents
Cash	$ 1,923	$ 1,964
Cash equivalents	3,849	2,787
Cash and cash equivalents	5,772	4,751	$ 5,514	$ 7,170
Held by the Group's holding and non-regulated entities and available for general use	2,445	1,590
Other funds not available for general use by the Group, including funds held for the benefit of policyholders	$ 3,327	$ 3,161
USD
Cash and cash equivalents
Percentage of cash and cash equivalents held in respective currencies	54.00%	42.00%
GBP
Cash and cash equivalents
Percentage of cash and cash equivalents held in respective currencies	5.00%	5.00%
HKD
Cash and cash equivalents
Percentage of cash and cash equivalents held in respective currencies	6.00%	6.00%
SGD
Cash and cash equivalents
Percentage of cash and cash equivalents held in respective currencies	4.00%	8.00%
MYR
Cash and cash equivalents
Percentage of cash and cash equivalents held in respective currencies	11.00%	14.00%
Other currencies
Cash and cash equivalents
Percentage of cash and cash equivalents held in respective currencies	20.00%	25.00%